Other receivables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Other receivables
Other receivables	$ 287,300,176	$ 166,632,745
Real estate properties held for lease, net
Other receivables
Other receivables	287,300,176
Henan Derun Real Estate Co Ltd [Member]
Other receivables
Other receivables	124,436,299	13,500,000
Zhengzhou Jiahe Real Estate Co., Ltd [Member]
Other receivables
Other receivables	67,429,462	$ 60,700,000
Zhangjiakou Xingyuan City Construction Development Co. Ltd
Other receivables
Other receivables	19,696,568
Huzhou Xinhong Jingcheng Construction And Development Co Ltd [Member]
Other receivables
Other receivables	16,369,944
Due from contractors
Other receivables
Other receivables	24,444,823
Others
Other receivables
Other receivables	$ 34,923,080